Mortgage Banking Activities, Assumptions and Sensitivity of Residential MSRs (Details) - Residential mortgage servicing rights [Member] $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / loan	Dec. 31, 2022 USD ($) $ / loan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Mortgage servicing rights, carried at fair value	$ 7,468	$ 9,310	$ 6,920	$ 6,125
Expected weighted-average life (in years)	6 years 3 months 18 days	6 years 3 months 18 days
Key assumptions [Abstract]
Prepayment rate assumption	8.90%	9.40%
Impact on fair value from 10% adverse change	$ 224	$ 288
Impact on fair value from 25% adverse change	$ 538	$ 688
Discount rate assumption	9.40%	9.10%
Impact on fair value from 100 basis point increase	$ 294	$ 368
Impact on fair value from 200 basis point increase	$ 565	$ 707
Cost to service assumption ($ per loan) | $ / loan	105	102
Impact on fair value from 10% adverse change	$ 148	$ 171
Impact on fair value from 25% adverse change	$ 369	$ 427